Financial instruments and risks - Summary of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Total financial assets	$ 87,285	$ 88,656
Total financial liabilities	94,128	48,911
Financial liabilities at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	92,716	48,467
Financial liabilities at amortized cost | Accounts payable
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	8,960	5,220
Financial liabilities at amortized cost | Accrued expenses
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	20,736	13,217
Financial liabilities at amortized cost | Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	15,287	16,793
Financial liabilities at amortized cost | Borrowings
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	47,733	13,237
Financial liabilities at fair value through statement of loss | Warrant obligations
Disclosure Of Financial Instruments [Line Items]
Total financial liabilities	1,412	444
Financial assets at amortized cost
Disclosure Of Financial Instruments [Line Items]
Total financial assets	87,285	88,656
Financial assets at amortized cost | Cash and cash equivalents
Disclosure Of Financial Instruments [Line Items]
Total financial assets	70,289	80,226
Financial assets at amortized cost | Accounts receivable
Disclosure Of Financial Instruments [Line Items]
Total financial assets	15,001	7,436
Financial assets at amortized cost | Other financial non-current assets
Disclosure Of Financial Instruments [Line Items]
Total financial assets	1,995	994
Financial assets at fair value through statement of loss | Equity investments
Disclosure Of Financial Instruments [Line Items]
Total financial assets	$ 1,977	$ 0